Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.2%
Ambev SA	7,050	$14,775
B3 SA - Brasil Bolsa Balcao	19,652	30,016
BB Seguridade Participacoes SA	2,492	13,867
Centrais Eletricas Brasileiras SA	1,584	8,974
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	640	9,751
Engie Brasil Energia SA	1,084	6,819
Equatorial Energia SA	1,568	7,904
Hapvida Participacoes e Investimentos SA(a)(b)	2,352	1,032
Hypera SA	848	2,727
Localiza Rent a Car SA	2,844	17,376
Natura & Co. Holding SA	768	1,728
NU Holdings Ltd./Cayman Islands, Class A(b)	7,584	95,028
PRIO SA	2,736	18,139
Raia Drogasil SA	1,408	5,591
Telefonica Brasil SA	548	4,487
Ultrapar Participacoes SA	1,444	4,219
Vale SA	9,515	93,476
Vibra Energia SA	1,360	4,622
WEG SA	5,864	52,405
		392,936
Chile — 0.3%
Empresas Copec SA	932	5,828
Enel Americas SA	69,356	6,367
Enel Chile SA	115,728	6,360
Falabella SA(b)	1,864	6,386
		24,941
China — 23.9%
AAC Technologies Holdings Inc.	1,500	6,780
Alibaba Group Holding Ltd.	27,100	295,965
Anhui Conch Cement Co. Ltd., Class A	800	2,839
Anhui Conch Cement Co. Ltd., Class H	3,500	9,174
ANTA Sports Products Ltd.	3,400	33,959
Autohome Inc., ADR	272	7,481
China Hongqiao Group Ltd.	7,500	11,015
China Life Insurance Co. Ltd., Class H	8,000	15,277
China Merchants Bank Co. Ltd., Class A	1,400	7,057
China Merchants Bank Co. Ltd., Class H	6,000	27,502
China Merchants Port Holdings Co. Ltd.	4,000	6,344
China Overseas Land & Investment Ltd.	4,000	6,912
China Pacific Insurance Group Co. Ltd., Class A	2,000	9,408
China Pacific Insurance Group Co. Ltd., Class H	6,400	20,262
China Resources Beer Holdings Co. Ltd.	2,000	6,791
China Resources Gas Group Ltd.	3,500	12,562
China Resources Land Ltd.	3,000	8,968
China Resources Mixc Lifestyle Services Ltd.(a)	1,600	6,067
China Shenhua Energy Co. Ltd., Class H	8,000	33,265
China Yangtze Power Co. Ltd., Class A	3,200	12,055
Chow Tai Fook Jewellery Group Ltd.	5,600	5,167
Contemporary Amperex Technology Co. Ltd., Class A	400	14,541
CSPC Pharmaceutical Group Ltd.	28,000	18,322
East Money Information Co. Ltd., Class A	2,400	9,067
ENN Energy Holdings Ltd.	3,600	24,468
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,200	7,529
Fuyao Glass Industry Group Co. Ltd., Class H(a)	2,000	13,458
Guangdong Investment Ltd.	6,000	3,773
Haier Smart Home Co. Ltd., Class A	3,200	10,763
Haitian International Holdings Ltd.	3,000	7,654
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	9,968
Industrial & Commercial Bank of China Ltd., Class H	104,000	61,318
Security	Shares	Value
China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	400	$1,585
Jiangsu Expressway Co. Ltd., Class H	8,000	8,129
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	800	5,622
Kunlun Energy Co. Ltd.	10,000	9,464
Kweichow Moutai Co. Ltd., Class A	300	63,542
Lenovo Group Ltd.	16,000	18,933
Li Ning Co. Ltd.	2,000	4,155
Longfor Group Holdings Ltd.(a)	3,000	4,262
Luxshare Precision Industry Co. Ltd., Class A	2,000	10,730
Luzhou Laojiao Co. Ltd., Class A	400	7,710
NetEase Inc.	5,400	94,010
New China Life Insurance Co. Ltd., Class H	4,400	13,523
Nongfu Spring Co. Ltd., Class H(a)	6,400	27,453
PDD Holdings Inc., ADR(b)	1,823	176,029
People's Insurance Co. Group of China Ltd. (The), Class H	21,000	10,052
PICC Property & Casualty Co. Ltd., Class H	24,000	36,439
Pop Mart International Group Ltd.(a)	1,200	13,930
Postal Savings Bank of China Co. Ltd., Class H(a)	20,000	11,390
Qifu Technology Inc.	464	17,683
SF Holding Co. Ltd., Class A	800	4,578
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	400	11,326
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	400	14,479
Shenzhou International Group Holdings Ltd.	1,000	7,742
Smoore International Holdings Ltd.(a)	4,000	5,938
Tencent Holdings Ltd.	6,900	356,338
TravelSky Technology Ltd., Class H	3,000	4,060
Vipshop Holdings Ltd., ADR	880	12,153
Wanhua Chemical Group Co. Ltd., Class A	700	7,214
Want Want China Holdings Ltd.	18,000	10,134
Wuliangye Yibin Co. Ltd., Class A	500	10,187
WuXi AppTec Co. Ltd., Class H(a)	800	4,872
Xinyi Solar Holdings Ltd.	8,000	3,573
Yadea Group Holdings Ltd.(a)	4,000	6,359
Yankuang Energy Group Co. Ltd., Class H	6,000	6,916
Yum China Holdings Inc.	532	24,765
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	6,467
Zhejiang Expressway Co. Ltd., Class H	6,000	3,957
Zhongsheng Group Holdings Ltd.	2,000	3,968
Zhuzhou CRRC Times Electric Co. Ltd., Class H	800	2,841
Zijin Mining Group Co. Ltd., Class H	16,000	31,013
ZTO Express Cayman Inc.	1,050	20,010
		1,819,242
Greece — 0.7%
Hellenic Telecommunications Organization SA	572	9,039
Jumbo SA	498	13,006
Metlen Energy & Metals SA	275	9,059
National Bank of Greece SA	1,783	12,587
OPAP SA	792	12,994
		56,685
India — 21.9%
ABB India Ltd.	156	13,735
Adani Power Ltd.(b)	2,488	16,382
Ambuja Cements Ltd.	2,008	12,674
APL Apollo Tubes Ltd.	472	8,493
Asian Paints Ltd.	1,265	37,162
Astral Ltd.	400	8,483
AU Small Finance Bank Ltd.(a)	1,120	7,758
Bajaj Auto Ltd.	140	14,992
Bajaj Holdings & Investment Ltd.	88	10,918
Balkrishna Industries Ltd.	72	2,374
Bharat Electronics Ltd.	10,908	39,905

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Bharat Petroleum Corp. Ltd.	3,088	$10,726
Britannia Industries Ltd.	244	14,272
CG Power & Industrial Solutions Ltd.	2,162	18,786
Cipla Ltd.	986	17,929
Coal India Ltd.	4,588	22,694
Colgate-Palmolive India Ltd.	380	13,015
Cummins India Ltd.	425	17,560
Dabur India Ltd.	1,232	7,699
Divi's Laboratories Ltd.	156	11,405
Dixon Technologies India Ltd.	86	16,145
DLF Ltd.	1,320	12,901
Dr Reddy's Laboratories Ltd.	1,594	22,712
Eicher Motors Ltd.	400	22,903
GAIL India Ltd.	7,512	17,808
Havells India Ltd.	536	10,917
HCL Technologies Ltd.	2,128	46,688
HDFC Asset Management Co. Ltd.(a)	228	11,372
HDFC Life Insurance Co. Ltd.(a)	3,452	26,933
Hero MotoCorp Ltd.	404	22,818
Hindustan Aeronautics Ltd., NVS	556	29,563
Hindustan Unilever Ltd.	1,064	31,463
ICICI Bank Ltd.	11,318	174,135
ICICI Lombard General Insurance Co. Ltd.(a)	680	14,998
ICICI Prudential Life Insurance Co. Ltd.(a)	1,552	12,873
Indian Railway Catering & Tourism Corp. Ltd.	940	9,110
IndusInd Bank Ltd.	608	7,181
Infosys Ltd.	7,230	159,455
ITC Ltd.	8,439	47,717
Kotak Mahindra Bank Ltd.	2,373	49,716
LTIMindtree Ltd.(a)	248	18,167
Marico Ltd.	2,072	15,843
Nestle India Ltd., NVS	1,117	29,569
NMDC Ltd.	3,036	8,303
Page Industries Ltd.	25	13,227
Persistent Systems Ltd., NVS	284	19,903
Petronet LNG Ltd.	2,316	9,156
PI Industries Ltd.	232	11,181
Pidilite Industries Ltd.	500	18,144
Polycab India Ltd.	128	11,083
Power Grid Corp. of India Ltd.	9,124	35,622
Reliance Industries Ltd.	7,603	116,667
SBI Life Insurance Co. Ltd.(a)	1,588	27,093
Siemens Ltd.	194	17,415
Solar Industries India Ltd.	80	10,145
SRF Ltd.	424	11,380
Sun Pharmaceutical Industries Ltd.	1,804	38,077
Supreme Industries Ltd.	176	9,700
Tata Consultancy Services Ltd.	1,963	99,430
Tata Elxsi Ltd.	112	8,861
Tech Mahindra Ltd.	548	11,135
Titan Co. Ltd.	740	28,546
Tube Investments of India Ltd.	100	4,256
UltraTech Cement Ltd.	200	26,565
Wipro Ltd.	1,380	9,470
		1,663,308
Indonesia — 2.5%
Bank Central Asia Tbk PT	142,800	90,123
Bank Mandiri Persero Tbk PT	123,500	48,019
Bank Rakyat Indonesia Persero Tbk PT	175,600	47,306
Unilever Indonesia Tbk PT	32,000	3,769
		189,217
Security	Shares	Value
Kuwait — 0.5%
Kuwait Finance House KSCP	15,818	$37,963
Malaysia — 1.6%
AMMB Holdings Bhd	6,400	7,762
CELCOMDIGI Bhd	2,800	2,256
Hong Leong Bank Bhd	2,500	11,638
Malayan Banking Bhd	6,800	15,604
Maxis Bhd	7,200	5,624
MISC Bhd	2,000	3,262
Nestle Malaysia Bhd	300	6,527
Petronas Chemicals Group Bhd	3,600	3,774
Petronas Dagangan Bhd	1,600	7,055
Petronas Gas Bhd	3,200	12,843
Press Metal Aluminium Holdings Bhd	8,800	9,192
Public Bank Bhd	34,800	35,012
Sime Darby Bhd	4,000	2,054
		122,603
Mexico — 2.7%
America Movil SAB de CV, Series B	22,000	16,360
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	998	8,089
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,060	19,918
Grupo Aeroportuario del Sureste SAB de CV, Class B	500	12,956
Grupo Carso SAB de CV, Series A1	800	4,820
Grupo Financiero Banorte SAB de CV, Class O	4,000	26,835
Grupo Financiero Inbursa SAB de CV, Class O(b)	8,000	19,120
Grupo Mexico SAB de CV, Series B	10,444	51,215
Industrias Penoles SAB de CV(b)	280	4,074
Kimberly-Clark de Mexico SAB de CV, Class A	2,800	3,818
Promotora y Operadora de Infraestructura SAB de CV	740	7,065
Wal-Mart de Mexico SAB de CV	13,134	34,951
		209,221
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	380	4,597
Southern Copper Corp.	281	28,198
		32,795
Philippines — 0.8%
Bank of the Philippine Islands	4,800	10,528
BDO Unibank Inc.	8,920	23,532
Jollibee Foods Corp.	1,360	5,989
Manila Electric Co.	1,300	10,620
PLDT Inc.	100	2,217
SM Prime Holdings Inc.	15,600	7,031
Universal Robina Corp.	2,360	3,177
		63,094
Poland — 1.0%
Bank Polska Kasa Opieki SA	638	21,326
Budimex SA	44	5,113
Dino Polska SA(a)(b)	112	10,644
mBank SA(b)	52	6,812
Powszechny Zaklad Ubezpieczen SA	2,096	22,856
Santander Bank Polska SA	88	9,488
		76,239
Qatar — 0.6%
Barwa Real Estate Co.	5,080	3,856
Industries Qatar QSC	1,739	6,195
Qatar Electricity & Water Co. QSC	1,546	6,726
Qatar Fuel QSC	1,920	7,799
Qatar Islamic Bank QPSC	3,429	19,661
		44,237
Saudi Arabia — 5.5%
Al Rajhi Bank	4,534	109,994

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Arab National Bank	2,152	$10,947
Arabian Internet & Communications Services Co.	88	6,460
Bank AlBilad	1,604	14,964
Bupa Arabia for Cooperative Insurance Co.	332	16,349
Co. for Cooperative Insurance (The)	248	8,706
Dr Sulaiman Al Habib Medical Services Group Co.	308	21,988
Elm Co.	84	24,223
Jarir Marketing Co.	2,392	8,095
Mouwasat Medical Services Co.	312	7,580
SABIC Agri-Nutrients Co.	920	27,141
Saudi Arabian Oil Co.(a)	14,334	104,773
Saudi Tadawul Group Holding Co.	136	7,808
Saudi Telecom Co.	4,394	46,553
		415,581
South Africa — 4.2%
Anglo American Platinum Ltd.	212	7,067
Capitec Bank Holdings Ltd.	321	58,260
Clicks Group Ltd.	924	20,151
Discovery Ltd.	488	5,249
Exxaro Resources Ltd.	1,024	9,493
FirstRand Ltd.	12,884	55,281
Gold Fields Ltd.	1,048	15,023
Impala Platinum Holdings Ltd.(b)	1,060	6,036
Kumba Iron Ore Ltd.	324	5,981
Nedbank Group Ltd.	574	9,238
NEPI Rockcastle NV	680	5,275
Old Mutual Ltd.	16,788	11,825
Remgro Ltd.	1,540	12,880
Sanlam Ltd.	6,534	31,951
Standard Bank Group Ltd.	4,481	58,917
Vodacom Group Ltd.	1,760	9,961
		322,588
South Korea — 7.9%
Coway Co. Ltd.	321	15,211
DB Insurance Co. Ltd.	144	11,297
Hanmi Semiconductor Co. Ltd.	164	8,911
Hyundai Glovis Co. Ltd.	132	11,671
Hyundai Mobis Co. Ltd.	112	19,287
Kia Corp.	266	17,812
Korea Investment Holdings Co. Ltd.	133	7,146
Korea Zinc Co. Ltd.	12	10,214
Krafton Inc.(b)	97	21,800
KT&G Corp.	107	9,365
Kumho Petrochemical Co. Ltd.	68	4,835
LG Corp.	140	7,547
LG Energy Solution Ltd.(b)	57	15,625
LG H&H Co. Ltd.	12	2,682
LG Innotek Co. Ltd.	36	4,215
NAVER Corp.	234	34,832
NCSoft Corp.	44	7,518
Samsung Biologics Co. Ltd.(a)(b)	36	25,275
Samsung C&T Corp.	110	9,435
Samsung Electronics Co. Ltd.	7,386	290,441
Samsung Fire & Marine Insurance Co. Ltd.	101	28,575
Samsung Life Insurance Co. Ltd.	217	16,718
Samsung SDI Co. Ltd.	64	11,713
Samsung SDS Co. Ltd.	54	5,704
		597,829
Taiwan — 14.3%
Accton Technology Corp.	6,000	122,513
Acer Inc.	5,000	5,859
Security	Shares	Value
Taiwan (continued)
Asia Vital Components Co. Ltd.	3,000	$60,243
Compal Electronics Inc.	6,000	6,844
Eclat Textile Co. Ltd.	2,000	32,891
eMemory Technology Inc.	1,000	91,005
Feng TAY Enterprise Co. Ltd.	5,000	20,294
Fortune Electric Co. Ltd.	1,000	17,055
Global Unichip Corp.	1,000	37,213
International Games System Co. Ltd.	2,000	59,575
Jentech Precision Industrial Co. Ltd.	1,000	42,988
MediaTek Inc.	9,000	353,378
Nien Made Enterprise Co. Ltd.	2,000	24,800
Novatek Microelectronics Corp.	6,000	90,009
Realtek Semiconductor Corp.	4,000	59,100
Shin Kong Financial Holding Co. Ltd.(b)	16,000	5,713
Voltronic Power Technology Corp.	1,000	56,987
		1,086,467
Thailand — 1.8%
Advanced Info Service PCL, NVDR	3,200	26,628
Bangkok Dusit Medical Services PCL, NVDR	16,000	11,779
Bumrungrad Hospital PCL, NVDR	2,000	12,158
Delta Electronics Thailand PCL, NVDR	10,000	44,132
Home Product Center PCL, NVDR	14,800	4,087
Intouch Holdings PCL, NVDR	4,400	12,213
PTT Exploration & Production PCL, NVDR	3,200	11,921
SCB X PCL, NVDR	2,800	9,348
Siam Cement PCL (The), NVDR	1,200	6,443
		138,709
Turkey — 0.7%
Akbank TAS	12,090	21,204
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,678	7,362
Ford Otomotiv Sanayi AS	256	7,135
Turkcell Iletisim Hizmetleri AS	3,715	9,712
Turkiye Is Bankasi AS, Class C	14,616	5,752
		51,165
United Arab Emirates — 2.0%
Abu Dhabi Islamic Bank PJSC	6,158	21,896
ADNOC Drilling Co. PJSC	9,477	13,649
Aldar Properties PJSC	10,292	21,121
Americana Restaurants International PLC - Foreign Co.	9,564	5,627
Emaar Properties PJSC	21,028	54,704
Emirates NBD Bank PJSC	5,836	31,798
		148,795
Total Common Stocks — 98.5% (Cost: $7,672,020)		7,493,615
Preferred Stocks
Brazil — 0.7%
Cia Energetica de Minas Gerais, Preference Shares, NVS	6,584	12,836
Gerdau SA, Preference Shares, NVS	2,248	7,577
Itausa SA, Preference Shares, NVS	20,278	32,725
		53,138
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	147	5,635

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Quality Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,270	$42,450
Total Preferred Stocks — 1.3% (Cost: $111,608)		101,223
Total Investments — 99.8% (Cost: $7,783,628)		7,594,838
Other Assets Less Liabilities — 0.2%		17,938
Net Assets — 100.0%		$7,612,776

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,413,109	$6,080,506	$—	$7,493,615
Preferred Stocks	58,773	42,450	—	101,223
	$1,471,882	$6,122,956	$—	$7,594,838

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company